SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Allowance for doubtful accounts at beginning of period		$ (1,541)	$ (2,442)	$ (1,722)	$ (1,722)	$ (1,843)
(Increase) decrease to allowance for the period		(207)	(25)		(286)	26
(Recovery) write-off of doubtful accounts		93	161		353	161
Accounts Receivable, Credit Loss Expense (Reversal)		(59)			(708)
Allowance for doubtful accounts at end of period	$ (1,655)	$ (1,655)	$ (2,365)	$ (1,655)	$ (1,655)	$ (2,365)